SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating Lease, Liability	¥ 9,017				$ 1,308
Lease, Cost	21,797	$ 3,160	¥ 22,147	¥ 11,432
Operating Lease, Cost	21,567	3,127	21,755	11,297
Short-term Lease, Cost	¥ 230	$ 33	¥ 392	¥ 135
Operating Lease, Weighted Average Remaining Lease Term	1 year 1 month 13 days		1 year 10 months 24 days		1 year 1 month 13 days
Operating Lease, Weighted Average Discount Rate, Percent	7.75%		7.54%		7.75%